Consolidated Balance Sheets - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Successor
Current assets:
Cash and cash equivalents	$ 549,100
Short-term investment	30,017
Accounts receivable, net	234,518
Costs and estimated earnings in excess of billings on uncompleted contracts	33,349
Inventory	9,445
Prepaid expenses and other current assets	124,720
Total current assets	981,149
Equipment, net	5,559
Security deposit
Goodwill	4,162,173
Intangible assets, net	3,587,250
Totals	8,736,131
Current liabilities:
Accounts payable and accrued expenses	350,772
Accounts payable and accrued expenses - subject to compromise
Accrued interest, related party - subject to compromise
Accrued interest
Related party accounts payable and accrued expenses- subject to compromise
Related party notes payable - secured claim
Convertible debentures, net of discounts of $393,169 - secured claim
Billings in excess of costs and estimated earnings on uncompleted contracts	48,478
Deferred revenue	72,788
Conversion option liabilities	384,461
Total current liabilities	856,499
Convertible debentures, net of discounts of $991,163	2,446,337
Debtor in possession financing
Total liabilities	3,302,836
Commitments and contingencies
Stockholders' equity (deficit):
Preferred stock, value	1,801,670
Common stock, value	1,638
Additional paid-in capital	4,936,563
Accumulated deficit	(1,306,576)
Total stockholders' equity (deficit)	5,433,295
Totals	$ 8,736,131
Predecessor
Current assets:
Cash and cash equivalents		$ 466,997
Short-term investment		30,003
Accounts receivable, net		86,035
Costs and estimated earnings in excess of billings on uncompleted contracts
Inventory		158,181
Prepaid expenses and other current assets
Total current assets		741,216
Equipment, net		7,229
Security deposit		3,900
Goodwill
Intangible assets, net
Totals		752,345
Current liabilities:
Accounts payable and accrued expenses		41,163
Accounts payable and accrued expenses - subject to compromise		120,325
Accrued interest, related party - subject to compromise		43,301
Accrued interest		173,147
Related party accounts payable and accrued expenses- subject to compromise		370,151
Related party notes payable - secured claim		73,500
Convertible debentures, net of discounts of $393,169 - secured claim		5,011,841
Billings in excess of costs and estimated earnings on uncompleted contracts		28,024
Deferred revenue		170,530
Conversion option liabilities
Total current liabilities		6,031,982
Convertible debentures, net of discounts of $991,163
Debtor in possession financing		600,000
Total liabilities		6,631,982
Commitments and contingencies
Stockholders' equity (deficit):
Preferred stock, value
Common stock, value		429,189
Additional paid-in capital		7,171,683
Accumulated deficit		(13,480,509)
Total stockholders' equity (deficit)		(5,879,637)
Totals		$ 752,345